Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Table Text Block Supplement [Abstract]
Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2023		2022
Statutory federal income tax benefit	$(3,025,315)	21.0%	$(3,248,385)	21.0%
State taxes, net of federal tax benefit	(219,705)	1.5%	(327,095)	2.1%
Change in valuation allowance	2,079,231	-14.4%	1,435,041	-9.3%
Change in state tax rate	462,709	-3.2%	13,055	-0.1%
Change in fair value estimates	(2,050,026)	14.2%	1,610,993	-10.4%
Non-deductible interest—IRC 163(j)	738,993	-5.1%	—	0.0%
Non-deductible transaction/restructuring costs	1,313,792	-9.1%	—	0.0%
Nondeductible warrant issuance expense	552,321	-3.8%	—	0.0%
Other non-deductible expenses	148,000	-1.0%	516,391	-3.3%

Effective tax rate	$—	0.0%	$—	0.0%

Schedule of Components of Income Tax Provision (Benefit)	The components of income tax provision (benefit) are as follows:

As of December 31,
	2023	2022
Federal:
Current	$—	$—
Deferred	—	—
State and Local:
Current	—	—
Deferred	—	—

Total	$—	$—

Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities	The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,368,669	$3,744,512
Contribution carryforwards	24,626	20,837
Stock-based compensation	155,404	25,216
Accrual to cash adjustment	1,299	482,109
Startup costs	1,816,143	—
Lease Liabilities	52,805	119,971
Right of use assets	(30,236)	(71,024)
Capitalized R&D costs (Sec. 174)	798,802	451,195
Other	(3,363)	696

	9,184,149	4,773,512
Valuation allowance	(9,184,149)	(4,773,512)

Deferred tax assets, net of allowance	$—	$—